OTHER BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2013
Short Term Debt Other Disclosures Tables [Abstract]
Short Term Debt Tables [Text Block]

The financial conditions of the major short-term of other borrowed funds as of December 31, 2013, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Fixed rate notes
Finansbank	Fixed Rate Bonds(1)	October 11, 2013	January 2014	TL	750	22	Fixed rate of 9.45%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	October 25, 2013	February 2014	TL	150	3	Fixed rate of 9.55%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	November 25, 2013	March 2014	TL	245	11	Fixed rate of 9.02%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	December 12, 2013	April 2014	TL	899	35	Fixed rate of 8.69%	Single payment at maturity including capital amount
Finansbank	Fixed Rate Bonds(1)	December 24, 2013	April 2014	TL	116	1	Fixed rate of 8.97%	Single payment at maturity including capital amount
Floating rate notes
Finansbank	Amended Facility Agreement	November 27, 2013	November 2014	USD	167(2)	0	Libor plus 1%.	Quarterly
Finansbank	Amended Facility Agreement(2)	November 28, 2013	November 2014	EUR	265(2)	0	Euribor plus 1%.	Quarterly
(1)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TL 1 billion.
(2)	On November 27 & 28, 2013, Finansbank amended the dual tranche term loan facility signed on November 29, 2012, based on which the amounts of USD 188 million and EUR 212 million were amended to USD 167 million and EUR 265 million, respectively.